American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
September 30, 2020

Multi-Asset Real Return - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. Treasury Securities — 64.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	82,474	95,756
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	163,180	192,278
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	221,716	261,512
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	852,320	867,420
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	205,466	218,187
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	1,504,650	1,601,752
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	321,786	354,178
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	262,603	294,789
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	557,112	623,379
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	654,589	723,549
U.S. Treasury Notes, 1.625%, 8/15/29	100,000	108,859
U.S. Treasury Notes, 1.50%, 2/15/30	150,000	161,812
TOTAL U.S. TREASURY SECURITIES (Cost $5,309,164)		5,503,471
COMMON STOCKS — 22.5%
Aerospace and Defense — 0.6%
Lockheed Martin Corp.	73	27,980
Teledyne Technologies, Inc.(2)	63	19,543
		47,523
Beverages — 0.7%
Coca-Cola Co. (The)	581	28,684
PepsiCo, Inc.	213	29,522
		58,206
Capital Markets — 0.3%
Morgan Stanley	540	26,109
Chemicals — 0.8%
Air Products and Chemicals, Inc.	77	22,935
FMC Corp.	171	18,111
RPM International, Inc.	175	14,497
Sherwin-Williams Co. (The)	14	9,754
		65,297
Commercial Services and Supplies — 0.5%
A-Living Services Co. Ltd., H Shares	1,000	5,092
Ever Sunshine Lifestyle Services Group Ltd.	2,000	3,969
Waste Management, Inc.	267	30,216
		39,277
Construction Materials — 0.1%
Vulcan Materials Co.	68	9,217
Containers and Packaging — 0.6%
Amcor plc	765	8,453
Avery Dennison Corp.	101	12,912
Ball Corp.	155	12,884
Crown Holdings, Inc.(2)	215	16,525
		50,774
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(2)	147	31,302
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	198	12,034
Electric Utilities — 0.4%
NextEra Energy, Inc.	111	30,809

Electrical Equipment — 0.7%
AMETEK, Inc.	318	31,609
Eaton Corp. plc	307	31,323
		62,932
Electronic Equipment, Instruments and Components — 0.3%
Amphenol Corp., Class A	274	29,666
Equity Real Estate Investment Trusts (REITs) — 6.7%
Agree Realty Corp.	143	9,101
Alexandria Real Estate Equities, Inc.	77	12,320
American Homes 4 Rent, Class A	460	13,101
Brixmor Property Group, Inc.	931	10,883
Charter Hall Group	1,859	16,774
Cousins Properties, Inc.	233	6,661
DiamondRock Hospitality Co.	733	3,716
Embassy Office Parks REIT	800	3,915
Equinix, Inc.	57	43,327
Extra Space Storage, Inc.	102	10,913
GLP J-Reit	4	6,175
Goodman Group	1,589	20,451
Healthpeak Properties, Inc.	407	11,050
Invesco Office J-Reit, Inc.	78	10,841
Invincible Investment Corp.	35	10,423
Invitation Homes, Inc.	959	26,842
JBG SMITH Properties	162	4,332
Link REIT	800	6,540
Mapletree Industrial Trust	4,800	11,336
Mapletree Logistics Trust	3,600	5,408
MGM Growth Properties LLC, Class A	312	8,730
Mid-America Apartment Communities, Inc.	157	18,204
Mitsui Fudosan Logistics Park, Inc.	2	9,563
NETSTREIT Corp.	204	3,725
Omega Healthcare Investors, Inc.	249	7,455
Orix JREIT, Inc.	8	12,341
Prologis, Inc.	494	49,706
QTS Realty Trust, Inc., Class A	151	9,516
Rayonier, Inc.	200	5,288
Rexford Industrial Realty, Inc.	355	16,245
Safestore Holdings plc	465	4,669
SBA Communications Corp.	43	13,695
Segro plc	1,140	13,704
SL Green Realty Corp.	167	7,744
SOSiLA Logistics REIT, Inc.	7	9,275
Stockland	3,335	9,059
STORE Capital Corp.	447	12,261
Sun Communities, Inc.	154	21,654
UDR, Inc.	381	12,424
Urban Edge Properties	584	5,676
Ventas, Inc.	430	18,043
VICI Properties, Inc.	699	16,336
Welltower, Inc.	448	24,680
Weyerhaeuser Co.	777	22,160
		576,262
Food and Staples Retailing — 0.3%
Walmart, Inc.	208	29,101

Food Products — 0.3%
Mondelez International, Inc., Class A	407	23,382
Health Care Equipment and Supplies — 1.0%
Danaher Corp.	150	32,300
IDEXX Laboratories, Inc.(2)	56	22,014
STERIS plc	185	32,595
		86,909
Health Care Providers and Services — 0.9%
Chartwell Retirement Residences	877	6,652
Humana, Inc.	49	20,281
Laboratory Corp. of America Holdings(2)	172	32,382
UnitedHealth Group, Inc.	65	20,265
		79,580
Hotels, Restaurants and Leisure — 0.3%
Domino's Pizza, Inc.	56	23,816
Wyndham Hotels & Resorts, Inc.	77	3,888
		27,704
Household Durables — 0.1%
Taylor Wimpey plc	5,965	8,300
Household Products — 0.7%
Church & Dwight Co., Inc.	313	29,331
Procter & Gamble Co. (The)	225	31,273
		60,604
Interactive Media and Services — 0.2%
Alphabet, Inc., Class A(2)	13	19,053
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc.(2)	8	25,190
IT Services — 0.8%
Akamai Technologies, Inc.(2)	209	23,103
Booz Allen Hamilton Holding Corp.	368	30,536
GDS Holdings Ltd., ADR(2)	212	17,348
		70,987
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	319	32,200
Thermo Fisher Scientific, Inc.	73	32,231
		64,431
Machinery — 0.5%
Dover Corp.	208	22,535
Fortive Corp.	324	24,692
		47,227
Metals and Mining — 0.1%
Rio Tinto plc, ADR	195	11,776
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	370	5,147
PennyMac Mortgage Investment Trust	421	6,765
		11,912
Multiline Retail — 0.4%
Target Corp.	194	30,540
Pharmaceuticals — 0.4%
Johnson & Johnson	213	31,711
Real Estate Management and Development — 0.5%
Aroundtown SA(2)	712	3,579
ESR Cayman Ltd.(2)	2,600	8,112
Open House Co. Ltd.	300	10,836

Samhallsbyggnadsbolaget i Norden AB	1,234	3,740
Shurgard Self Storage SA	93	4,056
Tricon Residential, Inc.	626	5,190
VGP NV	49	6,778
		42,291
Road and Rail — 0.6%
Kansas City Southern	107	19,349
Norfolk Southern Corp.	60	12,839
Union Pacific Corp.	99	19,490
		51,678
Semiconductors and Semiconductor Equipment — 0.9%
Qorvo, Inc.(2)	149	19,222
QUALCOMM, Inc.	273	32,127
Skyworks Solutions, Inc.	162	23,571
		74,920
Software — 0.3%
Microsoft Corp.	124	26,081
Specialty Retail — 0.9%
Home Depot, Inc. (The)	87	24,161
Lowe's Cos., Inc.	148	24,547
Tractor Supply Co.	181	25,945
		74,653
TOTAL COMMON STOCKS (Cost $1,524,258)		1,937,438
EXCHANGE-TRADED FUNDS — 0.3%
Invesco DB Base Metals Fund (Cost $23,461)	1,724	26,101
TEMPORARY CASH INVESTMENTS — 12.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,059,304)	1,059,304	1,059,304
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $7,916,187)		8,526,314
OTHER ASSETS AND LIABILITIES — 0.9%		78,507
TOTAL NET ASSETS — 100.0%		$8,604,821

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	655	USD	466	Bank of America N.A.	12/31/20	$3
AUD	21,271	USD	14,975	Bank of America N.A.	12/31/20	264
USD	8,488	AUD	11,775	Bank of America N.A.	12/31/20	52
USD	15,805	AUD	21,926	Bank of America N.A.	12/31/20	96
USD	507	AUD	712	Bank of America N.A.	12/31/20	(2)
CAD	529	USD	396	Morgan Stanley	12/31/20	1
CAD	9,982	USD	7,451	Morgan Stanley	12/31/20	49
CAD	96,959	USD	72,378	Morgan Stanley	12/31/20	474
USD	6,149	CAD	8,197	Morgan Stanley	12/31/20	(10)
USD	72,740	CAD	96,959	Morgan Stanley	12/31/20	(112)
USD	7,489	CAD	9,982	Morgan Stanley	12/31/20	(12)
EUR	219	USD	258	Credit Suisse AG	12/31/20	—
EUR	2,275	USD	2,669	Credit Suisse AG	12/31/20	4
EUR	1,011	USD	1,181	Credit Suisse AG	12/31/20	7
USD	30,358	EUR	25,863	Credit Suisse AG	12/31/20	(30)
GBP	9,091	USD	11,582	JPMorgan Chase Bank N.A.	12/31/20	157
GBP	687	USD	887	JPMorgan Chase Bank N.A.	12/31/20	—
USD	22,792	GBP	17,896	JPMorgan Chase Bank N.A.	12/31/20	(315)
USD	11,579	GBP	9,091	JPMorgan Chase Bank N.A.	12/31/20	(160)
USD	786	GBP	612	JPMorgan Chase Bank N.A.	12/31/20	(3)
HKD	4,920	USD	635	Bank of America N.A.	12/30/20	—
HKD	5,237	USD	676	Bank of America N.A.	12/30/20	—
USD	20,586	HKD	159,697	Bank of America N.A.	12/30/20	(13)
USD	708	HKD	5,494	Bank of America N.A.	12/30/20	—
JPY	334,254	USD	3,175	Bank of America N.A.	12/30/20	(1)
JPY	294,391	USD	2,788	Bank of America N.A.	12/30/20	7
USD	65,440	JPY	6,865,475	Bank of America N.A.	12/30/20	255
USD	1,457	JPY	153,746	Bank of America N.A.	12/30/20	(3)
NOK	67,284	USD	7,050	Goldman Sachs & Co.	12/30/20	166
USD	7,199	NOK	67,284	Goldman Sachs & Co.	12/30/20	(16)
USD	3,647	SEK	32,438	Goldman Sachs & Co.	12/30/20	21
SGD	585	USD	427	Bank of America N.A.	12/31/20	1
USD	14,972	SGD	20,410	Bank of America N.A.	12/31/20	18
						$898

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1	December 2020	$139,531	$584
U.S. Treasury 10-Year Ultra Notes	2	December 2020	319,844	1,495
			$459,375	$2,079
^ Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $40,033.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	5,503,471	—
Common Stocks	1,708,626	228,812	—
Exchange-Traded Funds	26,101	—	—
Temporary Cash Investments	1,059,304	—	—
	2,794,031	5,732,283	—
Other Financial Instruments
Futures Contracts	2,079	—	—
Forward Foreign Currency Exchange Contracts	—	1,575	—
	2,079	1,575	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	677	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.